Long-term loan and long-term deposit received (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2018
Long-term Loan And Long-term Deposit Received
Deposits Received for Securities Loaned, at Carrying Value			$ 3,199
Long term loan	$ 2,922	$ 2,773
Deposit received	$ 818	$ 701